CAPITAL RISK MANAGEMENT - Available Liquidity (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	May 31, 2022	Mar. 31, 2022	Mar. 01, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 800	$ 463
Short-term borrowings	1,750	2,985
Total	7,943	7,938
Net available	5,939	4,865
Revolving and Letters of Credit
Disclosure of classes of share capital [line items]
Borrowings	253	83
Revolving Credit Facility
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	4,000	4,000
Borrowings	10	8
Net available	3,839	3,777
Letters of Credit
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	243	75
Borrowings	243	75
Net available	0	0
Non-Revolving Credit Facility Borrowings and Accounts Receivable Securitization
Disclosure of classes of share capital [line items]
Borrowings	1,600
Non-revolving credit facility borrowings
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	500	1,000
Borrowings	0	375
Net available	500	625
Short-term borrowings	0	371					$ 507
Receivables securitization program
Disclosure of classes of share capital [line items]
Net available	800	0
Trade receivables, maximum commitment	2,400	2,400	$ 2,400	$ 2,000	$ 1,800	$ 1,200
Short-term borrowings	1,600	2,400					$ 800
US CP Program
Disclosure of classes of share capital [line items]
Borrowings	$ 151	215
Accounts Receivable Securitization Program And Non-Revolving Credit Facility
Disclosure of classes of share capital [line items]
Short-term borrowings		$ 2,775